BUSINESS ACQUISITION (Details 1) - V N U E Acquisition [Member]	Feb. 13, 2022 USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 107,689
Computer equipment	36,882
Total assets	144,571
Accounts payable and accrued liabilities	1,711,349
Notes payable	526,385
Deferred revenue	777,903
Total liabilities	3,015,637
Net liabilities assumed	$ 2,871,066